Employee benefit expenses - Average number of people employed (Details) - employee	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Average number of people employed
Average number of employees	1,035	983	992
Number of temporary staff during Matchdays	1,045	945	3,593
Football - men's and women's players
Average number of people employed
Average number of employees	124	118	115
Football - technical and coaching
Average number of people employed
Average number of employees	189	176	176
Commercial
Average number of people employed
Average number of employees	151	131	129
Media
Average number of people employed
Average number of employees	94	90	88
Administration and other
Average number of people employed
Average number of employees	477	468	484